Share-Based Payment - Schedule of RSUs to Services Providers and Advisers Outstanding (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at beginning of year	445,140	1,727,842	2,002,587
Number of RSUs, Granted	2,687,000		1,016,854
Number of RSUs, Forfeited	25,836	67,087	65,626
Number of RSUs, Vested	587,508	1,215,615	1,225,973
Outstanding at ending of year	2,518,796	445,140	1,727,842
Number of RSUs, RSU’s Vested	3,684,697	3,097,189	1,881,574
Number of RSUs, Share-based payment expenses (in Dollars)	$ 1,683	$ 1,352	$ 4,618
RSUs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at beginning of year	7,433	18,266	10,000
Number of RSUs, Granted			22,500
Number of RSUs, Vested	7,433	10,833	14,234
Outstanding at ending of year		7,433	18,266
Number of RSUs, RSU’s Vested	32,500	25,067	14,234
Number of RSUs, Share-based payment expenses (in Dollars)	$ 1	$ 9	$ 33